Share-based Payment - Summary of Outstanding Share Options (Details) - Option	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options outstanding, Beginning balance	11,663,750	9,788,750
Number of share options, Granted during the year		2,090,000
Number of share options, Forfeited during the year		(215,000)
Number of share options outstanding, Ending balance	11,663,750	11,663,750	9,788,750
Share Options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options outstanding, Beginning balance	11,663,750	9,788,750	7,343,750	5,663,750
Number of share options, Granted during the year	0	2,090,000	2,445,000	1,695,000
Number of share options, Forfeited during the year		(215,000)		(15,000)
Number of share options outstanding, Ending balance	11,663,750	11,663,750	9,788,750	7,343,750
Exit options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options outstanding, Beginning balance	2,481,658	2,354,994	2,354,994	2,181,658
Number of share options, Granted during the year		126,664		300,000
Number of share options, Forfeited during the year				(126,664)
Number of share options outstanding, Ending balance	2,481,658	2,481,658	2,354,994	2,354,994